Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Principal	$ 192,125	$ 57,228	$ 75,134
Principal and interest payable	212,311
2024
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	28,792
2025
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	174,461
2026
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	4,215
2027
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	2,404
2028
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	2,439
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	142,635	0	$ 0
Interest	22,447
Revolving credit facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	11,462
Revolving credit facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	10,985
Revolving credit facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest	0
Revolving credit facility | 2027
Disclosure of detailed information about borrowings [line items]
Interest	0
Revolving credit facility | 2028
Disclosure of detailed information about borrowings [line items]
Interest	0
Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Principal	13,875	23,102
Interest	723
Fekola Equipment Loan Facilities | 2024
Disclosure of detailed information about borrowings [line items]
Interest	569
Fekola Equipment Loan Facilities | 2025
Disclosure of detailed information about borrowings [line items]
Interest	154
Fekola Equipment Loan Facilities | 2026
Disclosure of detailed information about borrowings [line items]
Interest	0
Fekola Equipment Loan Facilities | 2027
Disclosure of detailed information about borrowings [line items]
Interest	0
Fekola Equipment Loan Facilities | 2028
Disclosure of detailed information about borrowings [line items]
Interest	0
Goose equipment loan facility
Disclosure of detailed information about borrowings [line items]
Principal	6,776	0
Interest	428
Goose equipment loan facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	253
Goose equipment loan facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest	140
Goose equipment loan facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest	35
Goose equipment loan facility | 2027
Disclosure of detailed information about borrowings [line items]
Interest	0
Goose equipment loan facility | 2028
Disclosure of detailed information about borrowings [line items]
Interest	0
Principal | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	150,000	$ 0
Principal | Revolving credit facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	150,000
Principal | Revolving credit facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility | 2028
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Principal	14,066
Principal | Fekola Equipment Loan Facilities | 2024
Disclosure of detailed information about borrowings [line items]
Principal	8,093
Principal | Fekola Equipment Loan Facilities | 2025
Disclosure of detailed information about borrowings [line items]
Principal	5,973
Principal | Fekola Equipment Loan Facilities | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola Equipment Loan Facilities | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola Equipment Loan Facilities | 2028
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility
Disclosure of detailed information about borrowings [line items]
Principal	6,776
Principal | Goose equipment loan facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	3,225
Principal | Goose equipment loan facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	2,878
Principal | Goose equipment loan facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	673
Principal | Goose equipment loan facility | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility | 2028
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	17,871
Principal | Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Principal	5,190
Principal | Lease liabilities | 2025
Disclosure of detailed information about borrowings [line items]
Principal	4,331
Principal | Lease liabilities | 2026
Disclosure of detailed information about borrowings [line items]
Principal	3,507
Principal | Lease liabilities | 2027
Disclosure of detailed information about borrowings [line items]
Principal	2,404
Principal | Lease liabilities | 2028
Disclosure of detailed information about borrowings [line items]
Principal	$ 2,439